Reverse Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Fair Value of Net Assets

(Unit: USD)
Fair value of net assets of Captivision comprising:	USD
Cash and cash equivalents	3,005,606
Warrants Liabilities	(1,513,761)
Fair value of net assets	1,491,845
Less : Fair value of consideration comprising
11,870,336 Captivision Inc. Conversion of shares in connection with the SPAC merger (*)	20,228,171
Reverse Acquisition Expense recognized in Consolidated Statement of Profit and Loss	18,736,326

(*) Captivision Inc. Conversion of shares in connection with the SPAC merger are as follows:

Shareholders	Shares(A)	Price per shares(B)	Total Value(C=AxB)
Former JGGC Shareholders (*)	11,708,336	1.70	19,904,171
Cohen and Outside the Box (**)	162,000	2.00	324,000
Total	11,870,336		20,228,171

(*) Price per share was applied as the closing price of Captivision Share price on November 15, 2023.

(**) Price per share was applied as Volume Weighted Average Price (“VWAP”) ($2.00) according to F-1/A.

Summary of Exceptional Costs

The exceptional costs within the Consolidated Statement of Profit and Loss for the year ended December 31, 2023, comprised:

(Unit: USD)
2023
Reverse acquisition expense	18,736,326
Nasdaq listing expenses	26,884,034
Total	45,620,360